Concentration of Credit Risk - Additional Information (Detail) - TAIWAN, PROVINCE OF CHINA	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 TWD	Dec. 31, 2014
Concentration Risk [Line Items]
Cash maintained with one bank	97.10%	97.10%	99.10%
Maximum compensation insured per depositor	¥ 593,000	TWD 3,000,000